Financial instruments (Schedule of Contractual Maturities for Long-Term Debt Repayable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 6,157	$ 7,575
Amounts due to directors	60	49
Long-term leases	1,208	1,308
Long-term debt	8,373	$ 8,069
Total [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	6,157
Amounts due to directors	60
Short term and low value leases	52
Long-term leases	2,028
Long-term debt	15,766
Financial liabilities	24,063
Year 1 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	6,157
Amounts due to directors	60
Short term and low value leases	18
Long-term leases	239
Long-term debt	263
Financial liabilities	6,737
Years 2 to 3 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Short term and low value leases	25
Long-term leases	479
Long-term debt	2,444
Financial liabilities	2,948
Years 4 to 5 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Short term and low value leases	9
Long-term leases	480
Long-term debt	2,208
Financial liabilities	2,697
After 5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Short term and low value leases
Long-term leases	830
Long-term debt	10,851
Financial liabilities	$ 11,681